The Alger ETF Trust
360 Park Avenue South
New York, New York 10010
February 19, 2021
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
The Alger ETF Trust (File Nos. 333-248085; 811-23603)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger ETF Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”) Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment contains the prospectus and the statement of additional information for Alger Mid Cap 40 ETF and Alger 35 ETF (together, the “Funds”), each a series of the Trust. The Trust has separately responded to the Commission staff's (the “Staff”) comments to the Trust’s initial registration statement on Form N-1A in correspondence filings, filed as EDGAR correspondence on November 6, 2020 and January 6, 2021.
Should members of the Staff have any questions or comments regarding the Amendment, please contact the undersigned at (212) 806-8806 or mpillinger@alger.com, or Tina Payne of this office at (212) 806-8838 or tpayne@alger.com.
Very truly yours,
/s/ Mia G. Pillinger
Mia G. Pillinger Assistant Secretary
cc: Hal Liebes, Esq., Fred Alger Management, LLC
Tina Payne, Esq., Fred Alger Management, LLC
Nicole Runyan, Esq., Proskauer Rose LLP
Brad A. Green, Esq., Proskauer Rose LLP
Max J. Vogel, Esq., Proskauer Rose LLP